PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 714	$ 569
Additions	204	242
Depreciation charge	(120)	(87)
Translation differences	7	(80)
Property and equipment at end of period	805	644
COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	598	433
Additions	196	242
Depreciation charge	(109)	(76)
Translation differences	6	(78)
Property and equipment at end of period	691	521
LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	116	136
Additions	8	0
Depreciation charge	(11)	(11)
Translation differences	1	(2)
Property and equipment at end of period	114	123
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	1,460	1,067
Cost | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	1,230	854
Cost | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	230	213
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(655)	(423)
Accumulated depreciation | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(539)	(333)
Accumulated depreciation | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	$ (116)	$ (90)